Acquisitions and Divestitures - Allocation of Purchase Price (Details) - USD ($) $ in Millions	1 Months Ended	12 Months Ended
	Feb. 28, 2019	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Business Acquisition [Line Items]
Accounts receivable				$ 370
Inventory				186
Other current assets				67
Property, plant, and equipment				155
Purchased finite-lived intangible assets				4,081
Purchased goodwill				3,469
Other assets				131
Accounts payable and other liabilities				(565)
Interest bearing debt				(2,573)
Deferred tax asset/(liability) and accrued income taxes				(312)
Net assets acquired				5,009
Supplemental information:
Cash paid				5,194
Less: Cash acquired				210
Cash paid, net of cash acquired		$ 0	$ 25	4,984
Consideration payable				25
Net assets acquired				5,009
Customer related intangible assets
Business Acquisition [Line Items]
Purchased finite-lived intangible assets				$ 2,035
Finite-Lived Intangible-Asset Weighted-Average Lives (Years)				18 years
Other technology-based intangible assets
Business Acquisition [Line Items]
Purchased finite-lived intangible assets				$ 1,550
Finite-Lived Intangible-Asset Weighted-Average Lives (Years)				10 years
Definite-lived tradenames
Business Acquisition [Line Items]
Purchased finite-lived intangible assets				$ 496
Finite-Lived Intangible-Asset Weighted-Average Lives (Years)				16 years
Weighted average
Business Acquisition [Line Items]
Finite-Lived Intangible-Asset Weighted-Average Lives (Years)				14 years
Minimum
Business Acquisition [Line Items]
Finite-Lived Intangible-Asset Weighted-Average Lives (Years)		5 years		6 years
Minimum | Customer related intangible assets
Business Acquisition [Line Items]
Finite-Lived Intangible-Asset Weighted-Average Lives (Years)		10 years
Minimum | Other technology-based intangible assets
Business Acquisition [Line Items]
Finite-Lived Intangible-Asset Weighted-Average Lives (Years)		6 years
Minimum | Definite-lived tradenames
Business Acquisition [Line Items]
Finite-Lived Intangible-Asset Weighted-Average Lives (Years)		6 years
Maximum
Business Acquisition [Line Items]
Finite-Lived Intangible-Asset Weighted-Average Lives (Years)		20 years		19 years
Maximum | Customer related intangible assets
Business Acquisition [Line Items]
Finite-Lived Intangible-Asset Weighted-Average Lives (Years)		20 years
Maximum | Other technology-based intangible assets
Business Acquisition [Line Items]
Finite-Lived Intangible-Asset Weighted-Average Lives (Years)		20 years
Maximum | Definite-lived tradenames
Business Acquisition [Line Items]
Finite-Lived Intangible-Asset Weighted-Average Lives (Years)		20 years
M*Modal
Business Acquisition [Line Items]
Accounts receivable				$ 75
Inventory				0
Other current assets				2
Property, plant, and equipment				8
Purchased goodwill				517
Other assets				58
Accounts payable and other liabilities				(127)
Interest bearing debt				(251)
Deferred tax asset/(liability) and accrued income taxes				(24)
Net assets acquired				704
Supplemental information:
Cash paid	$ 700			708
Less: Cash acquired				4
Cash paid, net of cash acquired				704
Consideration payable				0
Net assets acquired				704
M*Modal | Customer related intangible assets
Business Acquisition [Line Items]
Purchased finite-lived intangible assets				275
M*Modal | Other technology-based intangible assets
Business Acquisition [Line Items]
Purchased finite-lived intangible assets				160
M*Modal | Definite-lived tradenames
Business Acquisition [Line Items]
Purchased finite-lived intangible assets				11
Acelity
Business Acquisition [Line Items]
Accounts receivable				295
Inventory				186
Other current assets				65
Property, plant, and equipment				147
Purchased goodwill				2,952
Other assets				73
Accounts payable and other liabilities				(438)
Interest bearing debt				(2,322)
Deferred tax asset/(liability) and accrued income taxes				(288)
Net assets acquired				4,305
Supplemental information:
Cash paid				4,486
Less: Cash acquired				206
Cash paid, net of cash acquired				4,280
Consideration payable				25
Net assets acquired				4,305
Acelity | Customer related intangible assets
Business Acquisition [Line Items]
Purchased finite-lived intangible assets				1,760
Acelity | Other technology-based intangible assets
Business Acquisition [Line Items]
Purchased finite-lived intangible assets				1,390
Acelity | Definite-lived tradenames
Business Acquisition [Line Items]
Purchased finite-lived intangible assets				$ 485